Supplementary Financial Statement Information (Schedule Of Depreciation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Financial Statement Information [Abstract]
Depreciation expense	$ 1,263	$ 1,396	$ 1,416